Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Revenues
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Revenues from spot market	40,171,129	46,392,088	51,377,058
Sales under contracts	53,858,399	58,662,360	54,088,034
Steam sales	4,907,935	3,342,579	3,130,683
Resale of gas transport and distribution capacity	702,759	599,953	1,160,926
Revenues from CVO thermal plant management	1,752,484	2,189,681	2,290,439
	101,392,706	111,186,661	112,047,140